INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income loss before income taxes	$ (4,148,947)	$ (19,511)
Domestic [Member]
Income loss before income taxes	(4,139,578)	0
Foreign [Member]
Income loss before income taxes	$ (9,369)	$ (19,511)